UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

This Form N-CSR filing pertains to the following series of the Registrant: MFS Global Multi-Asset Fund. MFS Prudent Investor Fund did not commence operations during the period and information about such series of the Registrant is not part of this Form N-CSR.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS Prudent Investor Fund did not have shareholders as of the period end as described in the introductory note on the cover page of this Form N-CSR.

SEMIANNUAL REPORT

December 31, 2017

MFS® GLOBAL MULTI-ASSET FUND

GMA-SEM

MFS® GLOBAL MULTI-ASSET FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility, which has been a departure from the low-volatility environment that prevailed for much of 2017. In spite of this, global markets remain elevated amid synchronized economic growth. Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. However, interest rates have begun to rise globally of late as investors anticipate that central policy shifts may be necessary in the months ahead.

Newly enacted U.S. tax reforms have been welcomed by equity markets while emerging market economies have been boosted by a weaker U.S. dollar. Around the world, inflation remains largely subdued but tight labor markets and solid global demand have investors on the lookout for its potential resurgence amid robust global trade and recovering commodity prices.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

February 15, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio Structure

			Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income (excluding inflation-adjusted)	Europe ex-U.K.	8.6%	6.1%	0.0%	14.7%
	U.S.	21.2%	0.0%	(7.3)%	13.9%
	Asia/Pacific ex-Japan	0.8%	11.4%	0.0%	12.2%
	Japan	3.0%	0.0%	0.0%	3.0%
	Emerging Markets	0.9%	0.0%	0.0%	0.9%
	Supranational	0.2%	0.0%	0.0%	0.2%
	Developed	0.0%	0.0%	0.0%	0.0%
	United Kingdom	1.4%	0.0%	(1.5)%	(0.1)%
	North America ex-U.S.	1.9%	0.0%	(10.7)%	(8.8)%
	Total	38.0%	17.5%	(19.5)%	36.0%
Equity	U.S. Large Cap	16.2%	0.6%	0.0%	16.8%
	Asia/Pacific ex-Japan	1.2%	10.4%	(1.1)%	10.5%
	Europe ex-U.K.	4.7%	8.1%	(7.2)%	5.6%
	Japan	1.9%	2.2%	0.0%	4.1%
	Emerging Markets	2.0%	10.2%	(11.6)%	0.6%
	U.S. Small/Mid Cap	3.2%	0.0%	(2.8)%	0.4%
	United Kingdom	1.3%	0.0%	(0.9)%	0.4%
	North America ex-U.S.	0.0%	0.0%	(4.8)%	(4.8)%
	Total	30.5%	31.5%	(28.4)%	33.6%
Fixed Income (inflation-adjusted)	U.S.	14.5%	0.0%	0.0%	14.5%
	Total	14.5%	0.0%	0.0%	14.5%
Commodity-related	Commodity-related	13.4%	0.0%	0.0%	13.4%
	Total	13.4%	0.0%	0.0%	13.4%
Real Estate-related	U.S.	3.7%	0.0%	0.0%	3.7%
	Non-U.S.	3.1%	0.0%	0.0%	3.1%
	Total	6.8%	0.0%	0.0%	6.8%
Cash	Cash & Cash Equivalents (d)				10.7%
	Other (e)				(15.0)%
	Total				(4.3)%
	Total Net Exposure Summary				100.0%

Portfolio Composition – continued

Strategic Allocation Targets & Net Exposure Ranges
Asset Class	Target (w	)	Ranges (z	)
Equity	30%		0 to 60%
Fixed Income (excluding inflation-adjusted)	35%		0 to 70%
Fixed Income (inflation-adjusted)	15%		-5 to 35%
Commodity-related	15%		N/A
Real Estate-related	5%		-10 to 20%

Top ten holdings (c)

Australian Treasury Bond 10 yr Future - MAR 2018	11.4%
German Euro Bund Future - MAR 2018	7.0%
FTSE/MIB 100 Index Future - MAR 2018	5.3%
MSCI Singapore Index Future - JAN 2018	5.3%
Hang Seng Index Future - JAN 2018	5.2%
TurkDEX-BIST 30 Index Future - FEB 2018	5.0%
AEX 25 Index Future - JAN 2018	(4.1)%
S&P/TSX 60 Index Future - MAR 2018	(4.8)%
U.S. Treasury Note 10 yr Future - MAR 2018	(9.0)%
Canadian Government Bond 10 yr Future - MAR 2018	(10.7)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
(w)	The strategic asset class allocations have been selected for investment over longer time periods. The actual strategic asset class weightings can deviate due to market movements and cash flows.
(z)	The fund’s net exposures to the asset classes referenced will normally fall within these ranges after taking into account the tactical overlay.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of

Portfolio Composition – continued

the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Percentages of real estate-related investments reflect exposure to the underlying holdings of the MFS Global Real Estate Fund and not to the exposure from investing directly in the fund itself. Percentages of commodity-related investments reflect exposure to the aggregate underlying holdings of the MFS Commodity Strategy Fund and its wholly-owned subsidiary and not to the exposure from investing directly in the MFS Commodity Strategy Fund itself.

Percentages are based on net assets as of December 31, 2017.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, July 1, 2017 through December 31, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2017 through December 31, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 7/01/17	Ending Account Value 12/31/17	Expenses Paid During Period (p) 7/01/17-12/31/17
A	Actual	1.33%	$1,000.00	$1,037.62	$6.83
	Hypothetical (h)	1.33%	$1,000.00	$1,018.50	$6.77
B	Actual	2.08%	$1,000.00	$1,034.18	$10.66
	Hypothetical (h)	2.08%	$1,000.00	$1,014.72	$10.56
C	Actual	2.08%	$1,000.00	$1,033.57	$10.66
	Hypothetical (h)	2.08%	$1,000.00	$1,014.72	$10.56
I	Actual	1.08%	$1,000.00	$1,038.67	$5.55
	Hypothetical (h)	1.08%	$1,000.00	$1,019.76	$5.50
R1	Actual	2.08%	$1,000.00	$1,033.56	$10.66
	Hypothetical (h)	2.08%	$1,000.00	$1,014.72	$10.56
R2	Actual	1.58%	$1,000.00	$1,035.62	$8.11
	Hypothetical (h)	1.58%	$1,000.00	$1,017.24	$8.03
R3	Actual	1.33%	$1,000.00	$1,037.79	$6.83
	Hypothetical (h)	1.33%	$1,000.00	$1,018.50	$6.77
R4	Actual	1.08%	$1,000.00	$1,037.60	$5.55
	Hypothetical (h)	1.08%	$1,000.00	$1,019.76	$5.50
R6	Actual	1.04%	$1,000.00	$1,038.84	$5.34
	Hypothetical (h)	1.04%	$1,000.00	$1,019.96	$5.30

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.06% of interest expense on cash collateral held at brokers (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

PORTFOLIO OF INVESTMENTS

12/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 40.5%
Issuer	Shares/Par		Value ($)
Aerospace - 0.1%
Huntington Ingalls Industries, Inc., 3.483% 12/01/2027 (n)		$10,000	$9,978
Lockheed Martin Corp., 3.55% 1/15/2026		10,000	10,381

			$20,359
Apparel Manufacturers - 0.1%
Coach, Inc., 4.125% 7/15/2027		$15,000	$15,110

Asset-Backed & Securitized - 0.8%
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708% 7/10/2048		$30,955	$32,316
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FLR, 1.877% (U.S. LIBOR-1mo. + 0.4%), 1/15/2020		55,000	55,008
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494% 1/15/2048		40,000	41,192
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 6.008% 6/15/2049		12,991	13,194
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54% 5/15/2048		35,606	36,779

			$178,489
Automotive - 0.3%
General Motors Co., 5.2% 4/01/2045		$19,000	$20,060
General Motors Financial Co., Inc., 3.45% 4/10/2022		11,000	11,145
General Motors Financial Co., Inc., 4.35% 1/17/2027		5,000	5,199
Lear Corp., 5.25% 1/15/2025		18,000	19,216
Renault S.A., 3.625% 9/19/2018	EUR	15,000	18,486

			$74,106
Broadcasting - 0.2%
ProSiebenSat.1 Media AG, 2.625% 4/15/2021	EUR	29,000	$36,628

Brokerage & Asset Managers - 0.2%
E*TRADE Financial Corp., 2.95% 8/24/2022		$6,000	$5,949
Intercontinental Exchange, Inc., 2.75% 12/01/2020		7,000	7,067
Intercontinental Exchange, Inc., 3.75% 12/01/2025		11,000	11,542
TD Ameritrade Holding Corp., 3.3% 4/01/2027		11,000	11,097

			$35,655
Building - 0.3%
HeidelbergCement AG, 2.25% 3/30/2023	EUR	20,000	$25,819
Martin Marietta Materials, Inc., 3.5% 12/15/2027		$7,000	6,946

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Building - continued
Martin Marietta Materials, Inc., 3.45% 6/01/2027		$5,000	$4,927
Masco Corp., 4.375% 4/01/2026		16,000	16,888
Standard Industries, Inc., 4.75% 1/15/2028 (z)		7,000	7,016

			$61,596
Business Services - 0.2%
Cisco Systems, Inc., 2.2% 2/28/2021		$14,000	$13,954
Equinix, Inc., 5.75% 1/01/2025		10,000	10,613
Fidelity National Information Services, Inc., 3.875% 6/05/2024		7,000	7,305
Fidelity National Information Services, Inc., 5% 10/15/2025		2,000	2,210
Fidelity National Information Services, Inc., 3% 8/15/2026		12,000	11,596

			$45,678
Cable TV - 0.4%
Charter Communications Operating LLC, 6.384% 10/23/2035		$13,000	$15,236
Comcast Corp., 2.75% 3/01/2023		32,000	32,148
Cox Communications, Inc., 3.25% 12/15/2022 (n)		12,000	12,022
Shaw Communications, Inc., 5.65% 10/01/2019	CAD	10,000	8,408
Sirius XM Radio, Inc., 5.375% 7/15/2026 (n)		$7,000	7,254
Time Warner Cable, Inc., 4.5% 9/15/2042		5,000	4,687

			$79,755
Computer Software - 0.1%
Microsoft Corp., 4.1% 2/06/2037		$21,000	$23,429

Computer Software - Systems - 0.8%
Apple, Inc., 3.05% 7/31/2029	GBP	100,000	$149,306
Apple, Inc., 4.5% 2/23/2036		$18,000	20,619

			$169,925
Conglomerates - 0.1%
Parker-Hannifin Corp., 4.1% 3/01/2047		$7,000	$7,517
Thyssenkrupp AG, 1.375% 3/03/2022	EUR	15,000	18,259

			$25,776
Consumer Services - 0.1%
Priceline Group, Inc., 3.55% 3/15/2028		$4,000	$3,961
Visa, Inc., 4.15% 12/14/2035		10,000	11,095
Visa, Inc., 3.65% 9/15/2047		5,000	5,125

			$20,181
Containers - 0.1%
Ball Corp., 4% 11/15/2023		$7,000	$7,140
Ball Corp., 5.25% 7/01/2025		5,000	5,438

			$12,578

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Electronics - 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875% 1/15/2027 (n)		$19,000	$18,692
Tyco Electronics Group S.A., 2.375% 12/17/2018		11,000	11,025

			$29,717
Emerging Market Quasi-Sovereign - 0.2%
Petrobras Global Finance B.V., 6.125% 1/17/2022		$35,000	$37,144

Emerging Market Sovereign - 0.3%
Republic of Hungary, 5.375% 2/21/2023		$30,000	$33,375
Republic of South Africa, 7.75% 2/28/2023	ZAR	454,000	36,475

			$69,850
Financial Institutions - 0.1%
International Lease Finance Corp., 7.125% 9/01/2018 (n)		$13,000	$13,414

Food & Beverages - 0.7%
Anheuser-Busch InBev N.V., 1.5% 4/18/2030	EUR	15,000	$17,921
Anheuser-Busch InBev Worldwide, Inc., 3.3% 2/01/2023		$39,000	39,903
Anheuser-Busch InBev Worldwide, Inc., 4.7% 2/01/2036		22,000	24,672
Constellation Brands, Inc., 4.25% 5/01/2023		41,000	43,366
Constellation Brands, Inc., 4.75% 12/01/2025		7,000	7,689
Kraft Heinz Foods Co., 5.2% 7/15/2045		3,000	3,297
Kraft Heinz Foods Co., 4.375% 6/01/2046		7,000	6,928
Wm. Wrigley Jr. Co., 2.9% 10/21/2019 (n)		5,000	5,046
Wm. Wrigley Jr. Co., 3.375% 10/21/2020 (n)		6,000	6,144

			$154,966
Insurance - Health - 0.1%
Aetna, Inc., 2.8% 6/15/2023		$11,000	$10,824

Insurance - Property & Casualty - 0.5%
Berkshire Hathaway, Inc., 2.75% 3/15/2023		$32,000	$32,205
Chubb Corp., FLR, 3.609% (LIBOR-3mo. + 2.25%), 3/29/2067		40,000	39,700
Chubb INA Holdings, Inc., 2.3% 11/03/2020		3,000	2,995
Chubb INA Holdings, Inc., 2.875% 11/03/2022		8,000	8,108
Liberty Mutual Group, Inc., 4.25% 6/15/2023		13,000	13,696
Marsh & McLennan Cos., Inc., 2.55% 10/15/2018		6,000	6,022
Marsh & McLennan Cos., Inc., 4.35% 1/30/2047		5,000	5,533

			$108,259
International Market Quasi-Sovereign - 0.1%
Statoil A.S.A., 4.25% 11/23/2041		$20,000	$21,609
Statoil A.S.A., FLR, 1.705% (U.S. LIBOR-3mo. + 0.29%), 5/15/2018		11,000	11,002

			$32,611

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - 10.0%
Commonwealth of Australia, 5.75% 5/15/2021	AUD	75,000	$65,249
Commonwealth of Australia, 2.75% 11/21/2027	AUD	33,000	25,994
Federal Republic of Germany, 6.25% 1/04/2030	EUR	5,000	9,937
Federal Republic of Germany, 4% 1/04/2037	EUR	5,000	9,175
Federal Republic of Germany, 2.5% 7/04/2044	EUR	21,000	32,760
Government of Canada, 4.25% 6/01/2018	CAD	81,000	65,224
Government of Canada, 0.5% 3/01/2022	CAD	11,000	8,286
Government of Canada, 2.5% 6/01/2024	CAD	18,000	14,794
Government of Canada, 1.5% 6/01/2026	CAD	71,000	54,186
Government of Canada, 5.75% 6/01/2033	CAD	53,000	61,860
Government of Canada, 4% 6/01/2041	CAD	12,000	12,515
Government of Japan, 2.2% 9/20/2027	JPY	5,550,000	59,549
Government of Japan, 1.7% 9/20/2032	JPY	10,950,000	116,829
Government of Japan, 1.5% 3/20/2034	JPY	22,500,000	235,052
Government of Japan, 2.4% 3/20/2037	JPY	6,550,000	77,855
Government of Japan, 1.8% 3/20/2043	JPY	6,200,000	68,834
Government of Japan, 2% 3/20/2052	JPY	3,000,000	35,386
Kingdom of Belgium, 4% 3/28/2032	EUR	35,000	58,854
Kingdom of Denmark, 1.75% 11/15/2025	DKK	310,000	55,953
Kingdom of Spain, 5.4% 1/31/2023	EUR	43,000	64,463
Kingdom of Spain, 2.75% 10/31/2024	EUR	26,000	35,164
Kingdom of Spain, 5.15% 10/31/2028	EUR	32,000	51,430
Kingdom of Spain, 4.7% 7/30/2041	EUR	13,000	21,363
Kingdom of the Netherlands, 5.5% 1/15/2028	EUR	41,000	73,122
Republic of Austria, 1.75% 10/20/2023	EUR	32,000	42,219
Republic of France, 4.75% 4/25/2035	EUR	10,000	18,637
Republic of France, 4.5% 4/25/2041	EUR	28,000	53,619
Republic of Ireland, 5.4% 3/13/2025 (e)	EUR	16,000	25,931
Republic of Italy, 3.75% 3/01/2021	EUR	60,000	79,881
Republic of Italy, 5.5% 9/01/2022	EUR	111,000	162,419
Republic of Italy, 2.5% 12/01/2024	EUR	213,000	273,918
Republic of Portugal, 4.95% 10/25/2023	EUR	62,000	91,504
United Kingdom Treasury, 4.25% 3/07/2036	GBP	17,000	32,262
United Kingdom Treasury, 3.25% 1/22/2044	GBP	47,000	82,640
United Kingdom Treasury, 3.75% 7/22/2052	GBP	10,000	20,788
United Kingdom Treasury, 4% 1/22/2060	GBP	3,000	7,012

			$2,204,664
Local Authorities - 0.1%
Province of Alberta, 4.5% 12/01/2040	CAD	10,000	$9,934
Province of British Columbia, 2.3% 6/18/2026	CAD	20,000	15,647

			$25,581

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - 1.9%
Bank of America Corp., 3.004% to 12/20/2022, FLR to 12/20/2023 (z)		$26,000	$26,063
Bank of America Corp., 2.625% 4/19/2021		62,000	62,310
Bank of America Corp., 3.248% 10/21/2027		41,000	40,673
Bank of America Corp., 3.419% to 12/20/2027, FLR to 12/20/2028 (z)		22,000	21,998
Bank of New York Mellon Corp., 3.442% to 2/07/2027, FLR to 2/07/2028		16,000	16,350
Goldman Sachs Group, Inc., 2.625% 4/25/2021		15,000	14,988
Goldman Sachs Group, Inc., 5.75% 1/24/2022		12,000	13,304
Goldman Sachs Group, Inc., 3% 4/26/2022		29,000	29,111
JPMorgan Chase & Co., 3.25% 9/23/2022		23,000	23,545
JPMorgan Chase & Co., 2.95% 10/01/2026		43,000	42,224
JPMorgan Chase & Co., 3.54% to 5/01/2027, FLR to 5/01/2028		13,000	13,222
JPMorgan Chase & Co., 4.26% to 2/22/2047, FLR to 2/22/2048		14,000	15,138
Morgan Stanley, 2.2% 12/07/2018		9,000	9,010
Morgan Stanley, 2.5% 4/21/2021		19,000	18,966
Morgan Stanley, 3.125% 7/27/2026		13,000	12,819
Morgan Stanley, 3.95% 4/23/2027		24,000	24,365
Wells Fargo & Co., 4.1% 6/03/2026		25,000	26,209

			$410,295
Medical & Health Technology & Services - 0.6%
Becton, Dickinson and Co., 3.734% 12/15/2024		$11,000	$11,264
HCA, Inc., 4.75% 5/01/2023		20,000	20,600
HCA, Inc., 5.25% 6/15/2026		8,000	8,480
Laboratory Corp. of America Holdings, 3.2% 2/01/2022		10,000	10,194
Laboratory Corp. of America Holdings, 4.7% 2/01/2045		13,000	14,051
Life Technologies Corp., 6% 3/01/2020		32,000	34,247
Northwell Healthcare, Inc., 3.979% 11/01/2046		2,000	1,950
Northwell Healthcare, Inc., 4.26% 11/01/2047		11,000	11,238
Thermo Fisher Scientific, Inc., 3% 4/15/2023		8,000	8,048
Thermo Fisher Scientific, Inc., 3.2% 8/15/2027		21,000	20,808

			$140,880
Metals & Mining - 0.2%
Cameco Corp., 5.67% 9/02/2019	CAD	11,000	$9,066
Glencore Funding LLC, 3% 10/27/2022 (n)		$22,000	21,786
Kinross Gold Corp., 5.95% 3/15/2024		17,000	18,636

			$49,488
Midstream - 0.4%
APT Pipelines Ltd., 5% 3/23/2035 (n)		$14,000	$15,261
Dominion Gas Holdings LLC, 2.8% 11/15/2020		21,000	21,160

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Midstream - continued
Enterprise Products Operating LLC, 1.65% 5/07/2018		$12,000	$11,984
ONEOK, Inc., 4.95% 7/13/2047		21,000	21,829
Sabine Pass Liquefaction LLC, 5% 3/15/2027		12,000	12,874
Sabine Pass Liquefaction LLC, 4.2% 3/15/2028		15,000	15,172

			$98,280
Mortgage-Backed - 2.8%
Fannie Mae, 4.5%, 3/01/2034 - 2/01/2046		$121,813	$130,464
Fannie Mae, 5.5%, 1/01/2037		5,987	6,643
Fannie Mae, 6%, 12/01/2037 - 6/01/2038		4,886	5,512
Fannie Mae, 5%, 8/01/2040		10,448	11,283
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		91,035	95,706
Fannie Mae, 3.5%, 5/01/2043		51,977	53,837
Fannie Mae, FLR, 1.577% (U.S. LIBOR-1mo. + 0.34%), 4/25/2020		70,921	71,001
Freddie Mac, 3.3%, 4/25/2023		50,325	52,306
Freddie Mac, 3.458%, 8/25/2023		50,325	52,675
Freddie Mac, 3.064%, 8/25/2024		38,909	39,848
Freddie Mac, 2.673%, 3/25/2026		27,000	26,772
Freddie Mac, 3.244%, 8/25/2027		1,000	1,029
Freddie Mac, 3.187%, 9/25/2027		14,000	14,346
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		28,677	30,598
Freddie Mac, 5%, 7/01/2041		17,474	19,160

			$611,180
Natural Gas - Distribution - 0.0%
Boston Gas Co., 3.15% 8/01/2027 (n)		$8,000	$7,972

Network & Telecom - 0.3%
AT&T, Inc., 2.45% 6/30/2020		$30,000	$29,965
AT&T, Inc., 4.9% 8/14/2037		17,000	17,238
AT&T, Inc., 4.75% 5/15/2046		14,000	13,681
British Telecom PLC, 5.75% 12/07/2028	GBP	5,000	8,664
Verizon Communications, Inc., 4.812% 3/15/2039		$5,000	5,227

			$74,775
Oil Services - 0.0%
Schlumberger Ltd., 2.65% 11/20/2022 (n)		$10,000	$9,952

Oils - 0.1%
Phillips 66, 4.875% 11/15/2044		$14,000	$16,022

Personal Computers & Peripherals - 0.0%
Equifax, Inc., 2.3% 6/01/2021		$6,000	$5,856

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Pharmaceuticals - 0.3%
Celgene Corp., 2.875% 8/15/2020		$43,000	$43,398
Celgene Corp., 2.75% 2/15/2023		14,000	13,882
Gilead Sciences, Inc., 2.35% 2/01/2020		18,000	18,083

			$75,363
Real Estate - Apartment - 0.1%
Vonovia SE, REIT, 2.125% 7/09/2022	EUR	20,000	$25,670

Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125% 9/01/2023		$14,000	$14,108

Retailers - 0.3%
Best Buy Co., Inc., 5.5% 3/15/2021		$37,000	$39,855
Home Depot, Inc., 2.625% 6/01/2022		15,000	15,082

			$54,937
Supermarkets - 0.0%
Loblaw Cos. Ltd., 4.86% 9/12/2023	CAD	10,000	$8,714

Supranational - 0.1%
International Bank for Reconstruction and Development, 2.8% 1/13/2021	AUD	5,000	$3,942
International Bank for Reconstruction and Development, 4.25% 6/24/2025	AUD	10,000	8,487
International Finance Corp., 3.25% 7/22/2019	AUD	15,000	11,905

			$24,334
Telecommunications - Wireless - 0.4%
American Tower Corp., REIT, 4.7% 3/15/2022		$4,000	$4,281
American Tower Corp., REIT, 3.5% 1/31/2023		11,000	11,246
American Tower Corp., REIT, 4% 6/01/2025		25,000	25,900
Crown Castle International Corp., 2.25% 9/01/2021		14,000	13,762
Crown Castle International Corp., 5.25% 1/15/2023		18,000	19,706
Crown Castle International Corp., 3.7% 6/15/2026		6,000	5,994

			$80,889
Telephone Services - 0.0%
TELUS Corp., 5.05% 7/23/2020	CAD	12,000	$10,183

Tobacco - 0.2%
Altria Group, Inc., 2.85% 8/09/2022		$30,000	$30,193
Reynolds American, Inc., 8.125% 6/23/2019		11,000	11,897
Reynolds American, Inc., 4.45% 6/12/2025		4,000	4,264

			$46,354

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - 0.2%
Small Business Administration, 4.57% 6/01/2025	$17,428	$18,023
Small Business Administration, 2.22% 3/01/2033	24,100	23,621

		$41,644
U.S. Treasury Obligations - 15.5%
U.S. Treasury Bonds, 4.5% 2/15/2036	$20,000	$25,730
U.S. Treasury Bonds, 4.75% 2/15/2037	20,000	26,625
U.S. Treasury Bonds, 3.625% 2/15/2044	136,000	158,802
U.S. Treasury Bonds, TIPS, 0.125% 4/15/2020	128,608	128,370
U.S. Treasury Bonds, TIPS, 1.125% 1/15/2021 (f)	158,990	163,777
U.S. Treasury Bonds, TIPS, 0.375% 7/15/2023 (f)	131,430	132,477
U.S. Treasury Bonds, TIPS, 0.625% 1/15/2024 (f)	161,742	164,656
U.S. Treasury Bonds, TIPS, 0.125% 7/15/2024 (f)	135,047	133,531
U.S. Treasury Bonds, TIPS, 0.25% 1/15/2025	96,851	96,048
U.S. Treasury Bonds, TIPS, 2.375% 1/15/2025 (f)	158,338	180,531
U.S. Treasury Bonds, TIPS, 0.375% 7/15/2025	123,777	124,040
U.S. Treasury Bonds, TIPS, 0.625% 1/15/2026	86,162	87,596
U.S. Treasury Bonds, TIPS, 2% 1/15/2026	93,209	104,904
U.S. Treasury Bonds, TIPS, 2.375% 1/15/2027 (f)	66,050	77,325
U.S. Treasury Bonds, TIPS, 1.75% 1/15/2028	81,241	91,376
U.S. Treasury Bonds, TIPS, 3.625% 4/15/2028 (f)	42,702	56,065
U.S. Treasury Bonds, TIPS, 2.5% 1/15/2029	45,955	55,787
U.S. Treasury Bonds, TIPS, 3.875% 4/15/2029	54,016	73,694
U.S. Treasury Bonds, TIPS, 3.375% 4/15/2032	19,455	26,937
U.S. Treasury Bonds, TIPS, 2.125% 2/15/2040	21,683	28,250
U.S. Treasury Bonds, TIPS, 2.125% 2/15/2041	22,527	29,554
U.S. Treasury Bonds, TIPS, 0.75% 2/15/2042	76,413	77,272
U.S. Treasury Bonds, TIPS, 0.625% 2/15/2043	51,497	50,468
U.S. Treasury Bonds, TIPS, 1.375% 2/15/2044	63,502	73,421
U.S. Treasury Bonds, TIPS, 0.75% 2/15/2045	89,036	89,631
U.S. Treasury Bonds, TIPS, 1% 2/15/2046	70,789	75,747
U.S. Treasury Notes, 2% 2/15/2025	29,000	28,342
U.S. Treasury Notes, TIPS, 2.125% 1/15/2019	48,253	49,251
U.S. Treasury Notes, TIPS, 0.125% 4/15/2019	63,161	63,026
U.S. Treasury Notes, TIPS, 1.875% 7/15/2019	64,693	66,710
U.S. Treasury Notes, TIPS, 1.375% 1/15/2020 (f)	63,877	65,561
U.S. Treasury Notes, TIPS, 1.25% 7/15/2020	131,201	135,502
U.S. Treasury Notes, TIPS, 0.125% 4/15/2021	39,548	39,396
U.S. Treasury Notes, TIPS, 0.625% 7/15/2021	167,445	170,716
U.S. Treasury Notes, TIPS, 0.125% 1/15/2022 (f)	167,832	167,212
U.S. Treasury Notes, TIPS, 0.125% 7/15/2022 (f)	134,078	133,947
U.S. Treasury Notes, TIPS, 0.125% 1/15/2023 (f)	111,138	110,320
U.S. Treasury Notes, TIPS, 0.125% 7/15/2026	73,062	71,436

		$3,434,033

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Utilities - Electric Power - 1.0%
CMS Energy Corp., 5.05% 3/15/2022		$15,000	$16,305
Duke Energy Corp., 2.65% 9/01/2026		13,000	12,453
Duke Energy Florida LLC, 3.2% 1/15/2027		14,000	14,170
EDP Finance B.V., 4.125% 6/29/2020	EUR	25,000	33,031
Emera U.S. Finance LP, 2.7% 6/15/2021		$3,000	2,992
Emera U.S. Finance LP, 3.55% 6/15/2026		4,000	4,010
Enel Americas S.A., 4% 10/25/2026		34,000	34,519
Exelon Corp., 3.497% 6/01/2022		7,000	7,133
NextEra Energy Capital Holdings, Inc., 3.55% 5/01/2027		15,000	15,275
NextEra Energy Operating Co., 4.5% 9/15/2027 (n)		5,000	4,975
PPL Capital Funding, Inc., 3.1% 5/15/2026		14,000	13,699
PPL Capital Funding, Inc., 5% 3/15/2044		6,000	6,946
PPL WEM Holdings PLC, 5.375% 5/01/2021 (n)		4,000	4,287
Progress Energy, Inc., 7.05% 3/15/2019		30,000	31,668
Virginia Electric & Power Co., 3.5% 3/15/2027		18,000	18,605

			$220,068
Total Bonds (Identified Cost, $8,726,256)			$8,947,292

Common Stocks - 31.6%
Aerospace - 1.0%
Honeywell International, Inc. (s)		1,407	$215,778

Apparel Manufacturers - 1.3%
LVMH Moet Hennessy Louis Vuitton SE		607	$178,727
NIKE, Inc., “B”		1,886	117,969

			$296,696
Biotechnology - 0.6%
Biogen, Inc. (a)		414	$131,888

Brokerage & Asset Managers - 0.9%
Blackstone Group LP		3,424	$109,636
NASDAQ, Inc.		1,143	87,817

			$197,453
Business Services - 2.4%
Cognizant Technology Solutions Corp., “A”		1,668	$118,461
DXC Technology Co.		1,608	152,599
Fidelity National Information Services, Inc.		1,381	129,938
Global Payments, Inc.		1,246	124,899

			$525,897

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 1.2%
DowDuPont, Inc.	1,428	$101,702
PPG Industries, Inc.	1,312	153,268

		$254,970
Computer Software - 0.8%
Salesforce.com, Inc. (a)(s)	1,816	$185,650

Consumer Products - 0.5%
Newell Brands, Inc. (s)	3,904	$120,634

Consumer Services - 0.5%
Priceline Group, Inc. (a)	65	$112,953

Electrical Equipment - 0.5%
Johnson Controls International PLC	3,149	$120,008

Electronics - 1.1%
Broadcom Corp.	491	$126,138
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,973	117,879

		$244,017
Energy - Independent - 1.3%
EOG Resources, Inc. (s)	1,622	$175,030
Oil Search Ltd.	16,869	102,532

		$277,562
Energy - Integrated - 0.9%
BP PLC	27,373	$193,178

Food & Beverages - 1.7%
Danone S.A.	2,079	$174,489
Mondelez International, Inc. (s)	4,669	199,833

		$374,322
General Merchandise - 0.5%
Costco Wholesale Corp.	531	$98,830

Insurance - 1.8%
AIA Group Ltd.	18,600	$158,673
Aon PLC	894	119,796
Chubb Ltd.	845	123,480

		$401,949

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - 1.2%
Facebook, Inc., “A” (a)(s)	1,544	$272,454

Machinery & Tools - 0.6%
Kubota Corp.	7,000	$137,266

Major Banks - 0.6%
UBS AG	7,464	$137,415

Medical Equipment - 1.5%
Medtronic PLC (s)	2,326	$187,825
PerkinElmer, Inc.	1,996	145,948

		$333,773
Metals & Mining - 0.4%
Rio Tinto Ltd.	1,656	$87,399

Natural Gas - Distribution - 0.4%
China Resources Gas Group Ltd.	24,000	$87,087

Other Banks & Diversified Financials - 3.1%
Citigroup, Inc. (s)	2,577	$191,755
HDFC Bank Ltd., ADR	1,073	109,092
KBC Groep N.V.	1,465	124,996
U.S. Bancorp	2,231	119,537
Visa, Inc., “A”	1,294	147,542

		$692,922
Pharmaceuticals - 1.3%
Bayer AG	1,283	$159,573
Santen Pharmaceutical Co. Ltd.	7,700	121,027

		$280,600
Printing & Publishing - 0.6%
RELX N.V.	5,756	$132,360

Railroad & Shipping - 1.4%
DP World Ltd.	4,963	$124,075
Union Pacific Corp.	1,389	186,265

		$310,340
Real Estate - 0.5%
LEG Immobilien AG	911	$103,982

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 0.5%
Starbucks Corp.	1,821	$104,580

Specialty Chemicals - 0.6%
Linde AG (a)	560	$130,788

Telecommunications - Wireless - 1.4%
American Tower Corp., REIT	982	$140,102
KDDI Corp.	6,400	159,297

		$299,399
Utilities - Electric Power - 0.5%
CMS Energy Corp.	2,320	$109,736
Total Common Stocks (Identified Cost, $5,321,076)		$6,971,886

Investment Companies (h) - 28.2%
Specialty Funds - 21.0%
MFS Commodity Strategy Fund - Class R6 (v)	578,887	$3,461,742
MFS Global Real Estate Fund - Class R6	75,257	1,182,287

		$4,644,029
Money Market Funds - 7.2%
MFS Institutional Money Market Portfolio, 1.25% (v)	1,583,897	$1,583,739
Total Investment Companies (Identified Cost, $6,879,250)		$6,227,768

Floating Rate Loans (g)(r) - 0.1%
Automotive - 0.0%
Allison Transmission Holdings, Inc. Term Loan B3, 3.57%, 9/23/2022	$7,368	$7,419

Gaming & Lodging - 0.0%
Hilton Worldwide Finance LLC, Term Loan B2, 3.55%, 10/25/2023	$9,793	$9,840

Medical & Health Technology & Services - 0.1%
DaVita HealthCare Partners, Inc., Term Loan B, 4.31%, 6/24/2021	$12,922	$13,012
Total Floating Rate Loans (Identified Cost, $30,195)		$30,271

Other Assets, Less Liabilities - (0.4)%		(88,106)
Net Assets - 100.0%		$22,089,111

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

Portfolio of Investments (unaudited) – continued

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $6,227,768 and $15,949,449, respectively.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $136,783, representing 0.6% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At December 31, 2017, the fund had no short sales outstanding.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bank of America Corp., 3.004% to 12/20/2022, FLR to 12/20/2023	4/04/11-12/15/17	$28,037	$26,063
Bank of America Corp., 3.419% to 12/20/2027, FLR to 12/20/2028	7/27/15-12/15/17	21,880	21,998
Standard Industries, Inc., 4.75% 1/15/2028	12/11/17	7,000	7,016
Total Restricted Securities			$55,077
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

Portfolio of Investments (unaudited) – continued

CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 12/31/17

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	98,000	USD	74,014	JPMorgan Chase Bank N.A.	1/12/2018	$2,450
CAD	53,000	USD	41,825	Goldman Sachs International	1/12/2018	349
CAD	112,181	USD	87,500	JPMorgan Chase Bank N.A.	1/12/2018	1,765
CAD	57,386	USD	45,000	JPMorgan Chase Bank N.A.	2/12/2018	680
CAD	47,000	USD	36,533	Merrill Lynch International	1/12/2018	866
CHF	3,399	USD	3,424	JPMorgan Chase Bank N.A.	2/12/2018	73
CZK	160,000	USD	7,353	Barclays Bank PLC	1/12/2018	165
EUR	106,092	USD	124,264	Deutsche Bank AG	1/12/2018	3,097
EUR	70,145	USD	81,685	Goldman Sachs International	1/12/2018	2,523
EUR	596,027	USD	706,000	Goldman Sachs International	2/12/2018	10,790
EUR	494,609	USD	586,824	JPMorgan Chase Bank N.A.	1/12/2018	6,947
EUR	96,000	USD	112,489	Merrill Lynch International	1/12/2018	2,758
EUR	17,000	USD	20,107	UBS AG	1/12/2018	302
GBP	21,318	USD	28,196	Goldman Sachs International	1/12/2018	594
GBP	307,737	USD	413,000	JPMorgan Chase Bank N.A.	2/12/2018	3,025
ILS	45,000	USD	12,919	Citibank N.A.	1/12/2018	17
INR	4,746,000	USD	73,125	Barclays Bank PLC	1/30/2018	1,012
INR	2,272,000	USD	35,356	JPMorgan Chase Bank N.A.	1/29/2018	138
INR	2,349,000	USD	36,475	JPMorgan Chase Bank N.A.	2/22/2018	111

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
KRW	48,092,000	USD	42,972	JPMorgan Chase Bank N.A.	1/23/2018	$1,969
NOK	136,000	USD	16,447	Goldman Sachs International	1/12/2018	121
NOK	146,000	USD	17,657	JPMorgan Chase Bank N.A.	1/12/2018	130
NOK	323,000	USD	39,053	Merrill Lynch International	1/12/2018	297
NZD	12,572	USD	8,880	Deutsche Bank AG	1/12/2018	29
PLN	59,039	USD	16,248	Goldman Sachs International	1/12/2018	713
RUB	481,000	USD	8,109	JPMorgan Chase Bank N.A.	2/6/2018	212
SEK	1,371,891	USD	165,229	Goldman Sachs International	2/12/2018	2,406
SGD	25,000	USD	18,470	Goldman Sachs International	1/12/2018	225
THB	719,460	USD	21,782	JPMorgan Chase Bank N.A.	1/16/2018	321
USD	3,873	JPY	434,000	Citibank N.A.	1/12/2018	20
USD	7,786	JPY	875,000	Deutsche Bank AG	1/12/2018	17
USD	20,944	NOK	166,000	Deutsche Bank AG	1/12/2018	721
USD	2,405	CAD	3,000	Goldman Sachs International	1/12/2018	18
USD	6,181	CHF	6,000	Goldman Sachs International	1/12/2018	20
USD	286,870	CAD	358,273	HSBC Bank	1/12/2018	1,785
USD	127,197	NOK	1,013,000	JPMorgan Chase Bank N.A.	1/12/2018	3,785
USD	54,623	BRL	179,626	JPMorgan Chase Bank N.A.	2/9/2018	694
USD	391,072	HKD	3,046,273	JPMorgan Chase Bank N.A.	2/12/2018	853
USD	48,874	MXN	945,973	JPMorgan Chase Bank N.A.	2/12/2018	1,110
ZAR	167,908	USD	11,605	Goldman Sachs International	2/12/2018	1,885
ZAR	197,000	USD	14,204	HSBC Bank	1/12/2018	1,696

						$56,689

Liability Derivatives
CHF	52,000	USD	53,712	Barclays Bank PLC	1/12/2018	$(320)
EUR	17,000	USD	20,427	State Street Bank Corp.	1/12/2018	(18)
HKD	457,058	USD	58,683	Goldman Sachs International	2/12/2018	(136)
JPY	1,500,000	USD	13,323	Citibank N.A.	1/12/2018	(5)
JPY	10,733,505	USD	96,680	Deutsche Bank AG	1/12/2018	(1,385)
JPY	59,127,365	USD	529,592	Goldman Sachs International	1/12/2018	(4,645)
JPY	614,799	USD	5,468	JPMorgan Chase Bank N.A.	1/12/2018	(10)
JPY	38,680,136	USD	346,000	JPMorgan Chase Bank N.A.	2/15/2018	(2,024)
MXN	549,659	USD	28,925	Deutsche Bank AG	1/12/2018	(1,017)
NOK	4,581,799	USD	562,639	Goldman Sachs International	2/12/2018	(3,977)
NOK	8,065,815	USD	990,351	JPMorgan Chase Bank N.A.	2/12/2018	(6,881)
NOK	1,253,371	USD	158,325	Morgan Stanley Capital Services, Inc.	1/12/2018	(5,629)
SEK	294,314	USD	36,687	HSBC Bank	1/12/2018	(790)
USD	41,452	EUR	35,000	BNP Paribas SA	1/12/2018	(565)
USD	41,653	JPY	4,700,000	BNP Paribas SA	1/12/2018	(75)
USD	46,168	CAD	58,641	Citibank N.A.	1/12/2018	(494)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
USD	3,012	CHF	3,000	Citibank N.A.	1/12/2018	$(69)
USD	34,987	DKK	219,302	Citibank N.A.	1/12/2018	(377)
USD	25,341	EUR	21,429	Citibank N.A.	1/12/2018	(384)
USD	4,309	SEK	36,000	Citibank N.A.	1/12/2018	(82)
USD	1,555	CAD	2,000	Deutsche Bank AG	1/12/2018	(37)
USD	164,479	EUR	140,963	Deutsche Bank AG	1/12/2018	(4,744)
USD	1,330	GBP	1,000	Deutsche Bank AG	1/12/2018	(21)
USD	86,717	AUD	111,448	Goldman Sachs International	1/12/2018	(239)
USD	72,038	EUR	60,743	Goldman Sachs International	1/12/2018	(884)
USD	17,481	GBP	13,000	Goldman Sachs International	1/12/2018	(76)
USD	13,346	JPY	1,514,000	Goldman Sachs International	1/12/2018	(96)
USD	13,281	ZAR	180,000	Goldman Sachs International	1/12/2018	(1,248)
USD	63,956	DKK	406,392	Goldman Sachs International	2/12/2018	(1,700)
USD	3,754,554	EUR	3,206,938	Goldman Sachs International	2/12/2018	(102,153)
USD	17,861	ILS	63,024	Goldman Sachs International	2/12/2018	(279)
USD	1,170,986	NZD	1,690,039	Goldman Sachs International	2/12/2018	(26,144)
USD	25,458	PLN	92,471	Goldman Sachs International	2/12/2018	(1,108)
USD	474,515	SEK	3,969,064	Goldman Sachs International	2/12/2018	(10,478)
USD	97,240	TWD	2,925,480	Goldman Sachs International	2/12/2018	(1,287)
USD	164,811	EUR	140,964	JPMorgan Chase Bank N.A.	1/12/2018	(4,415)
USD	13,195	GBP	10,000	JPMorgan Chase Bank N.A.	1/12/2018	(310)
USD	210,658	KRW	235,759,770	JPMorgan Chase Bank N.A.	1/23/2018	(9,653)
USD	73,010	INR	4,738,000	JPMorgan Chase Bank N.A.	1/30/2018	(1,001)
USD	253,588	AUD	330,379	JPMorgan Chase Bank N.A.	2/12/2018	(4,189)
USD	256,479	CAD	326,107	JPMorgan Chase Bank N.A.	2/12/2018	(3,108)
USD	1,917,868	CHF	1,901,359	JPMorgan Chase Bank N.A.	2/12/2018	(38,675)
USD	14,906	CLP	9,422,250	JPMorgan Chase Bank N.A.	2/12/2018	(403)
USD	206,538	EUR	176,404	JPMorgan Chase Bank N.A.	2/12/2018	(5,608)
USD	543,131	GBP	412,251	JPMorgan Chase Bank N.A.	2/12/2018	(14,184)
USD	22,889	IDR	312,390,000	JPMorgan Chase Bank N.A.	2/12/2018	(52)
USD	66,536	INR	4,367,219	JPMorgan Chase Bank N.A.	2/12/2018	(1,576)
USD	11,259	KRW	12,536,700	JPMorgan Chase Bank N.A.	2/12/2018	(459)
USD	710,000	NOK	5,859,029	JPMorgan Chase Bank N.A.	2/12/2018	(4,395)
USD	25,944	RUB	1,557,772	JPMorgan Chase Bank N.A.	2/12/2018	(984)
USD	63,367	SGD	86,023	JPMorgan Chase Bank N.A.	2/12/2018	(990)
USD	46,066	THB	1,524,346	JPMorgan Chase Bank N.A.	2/12/2018	(824)
USD	1,320	TWD	39,707	JPMorgan Chase Bank N.A.	2/12/2018	(17)
USD	72,649	ZAR	1,051,235	JPMorgan Chase Bank N.A.	2/12/2018	(11,805)
USD	1,188,619	JPY	134,082,148	JPMorgan Chase Bank N.A.	2/15/2018	(3,753)
USD	13,098	EUR	11,000	UBS AG	1/12/2018	(108)

						$(285,886)

Portfolio of Investments (unaudited) – continued

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
ASX SPI 200 Index	Short	AUD	2	$234,855	March - 2018	$72
AEX 25 Index	Short	EUR	7	914,645	January - 2018	6,441
Hang Seng Index	Long	HKD	6	1,149,952	January - 2018	16,541
Topix Index	Long	JPY	3	483,781	March - 2018	4,577
Mexico Bolsa Index	Long	MXN	16	407,379	March - 2018	15,030
OMX 30 Index	Short	SEK	36	690,873	January - 2018	20,972
MSCI Singapore Index	Long	SGD	40	1,160,716	January - 2018	4,632
TurkDEX-BIST 30 Index	Long	TRY	289	1,107,052	February - 2018	29,436
MSCI Taiwan Index	Long	USD	19	746,700	January - 2018	13,870
E-Mini S&P 500 Index	Long	USD	1	133,800	March - 2018	1,685

						$113,256

Interest Rate Futures
Canadian Government Bond 10 yr	Short	CAD	22	$2,358,918	March - 2018	$31,673
U.S. Treasury Note 10 yr	Short	USD	16	1,984,750	March - 2018	14,858

						$46,531

						$159,787

Liability Derivatives
Equity Futures
Bovespa Index	Short	BRL	13	$301,154	February - 2018	$(11,412)
S&P/TSX 60 Index	Short	CAD	7	1,066,317	March - 2018	(8,570)
CAC 40 Index	Long	EUR	8	508,908	January - 2018	(7,672)
FTSE/MIB 100 Index	Long	EUR	9	1,174,730	March - 2018	(47,713)
IBEX 35 Index	Long	EUR	1	120,234	January - 2018	(2,653)
FTSE 100 Index	Short	GBP	2	206,175	March - 2018	(6,560)
Hang Seng China Enterprises Index	Short	HKD	9	675,618	January - 2018	(5,241)
KOSPI 200 Index	Short	KRW	2	152,328	March - 2018	(1,495)
Russell 2000 Mini Index	Short	USD	8	614,600	March - 2018	(5,121)
SGX CNX Nifty Index	Short	USD	38	802,446	January - 2018	(3,357)
FTSE/JSE Top 40 Index	Short	ZAR	15	644,664	March - 2018	(16,706)

						$(116,500)

Interest Rate Futures
Australian Treasury Bond 10 yr	Long	AUD	25	$2,519,388	March - 2018	$(21,529)
German Euro Bund	Long	EUR	8	1,551,933	March - 2018	(15,588)
Long Gilt 10 yr	Short	GBP	2	337,970	March - 2018	(2,273)

						$(39,390)

						$(155,890)

Portfolio of Investments (unaudited) – continued

At December 31, 2017, the fund had cash collateral of $54,588 and other liquid securities with an aggregate value of $1,358,784 to cover any collateral or margin obligations for securities sold short and certain derivative contracts. Restricted cash and deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 12/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $14,077,527)	$15,949,449
Investments in affiliated issuers, at value (identified cost, $6,879,250)	6,227,768
Cash	167
Foreign currency, at value (identified cost, $39)	40
Deposits with brokers for
Futures contracts	44,410
Securities sold short	10,178
Receivables for
Forward foreign currency exchange contracts	56,689
Daily variation margin on open futures contracts	5,315
Investments sold	110,298
Fund shares sold	3,993
Interest and dividends	76,784
Receivable from investment adviser	23,484
Other assets	600
Total assets	$22,509,175
Liabilities
Payables for
Forward foreign currency exchange contracts	$285,886
Daily variation margin on open futures contracts	1,018
Investments purchased	25
Fund shares reacquired	35,739
Payable to affiliates
Shareholder servicing costs	2,335
Distribution and service fees	301
Payable for independent Trustees’ compensation	17
Accrued expenses and other liabilities	94,743
Total liabilities	$420,064
Net assets	$22,089,111
Net assets consist of
Paid-in capital	$22,617,034
Unrealized appreciation (depreciation)	996,916
Accumulated distributions in excess of net realized gain	(1,568,133)
Undistributed net investment income	43,294
Net assets	$22,089,111
Shares of beneficial interest outstanding	2,293,562

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,412,200	355,764	$9.59
Class B	498,702	53,876	9.26
Class C	1,097,800	118,701	9.25
Class I	13,998,468	1,445,076	9.69
Class R1	74,502	8,028	9.28
Class R2	62,984	6,628	9.50
Class R3	1,485,758	155,154	9.58
Class R4	56,827	5,868	9.68
Class R6	1,401,870	144,467	9.70

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.18 [100 / 94.25 x $9.59]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 12/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends from affiliated issuers	$150,766
Interest	113,322
Dividends	50,612
Foreign taxes withheld	(1,043)
Total investment income	$313,657
Expenses
Management fee	$81,828
Distribution and service fees	15,899
Shareholder servicing costs	8,124
Administrative services fee	8,823
Independent Trustees’ compensation	600
Custodian fee	34,277
Shareholder communications	9,175
Audit and tax fees	35,595
Legal fees	432
Registration fees	64,532
Miscellaneous	27,680
Total expenses	$286,965
Reduction of expenses by investment adviser and distributor	(148,164)
Net expenses	$138,801
Net investment income (loss)	$174,856
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$187,662
Affiliated issuers	(136,008)
Capital gain distributions from underlying affiliated funds	14,770
Futures contracts	(51,692)
Forward foreign currency exchange contracts	(239,688)
Foreign currency	(2,791)
Net realized gain (loss)	$(227,747)
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$507,149
Affiliated issuers	357,052
Futures contracts	(38,637)
Forward foreign currency exchange contracts	58,561
Translation of assets and liabilities in foreign currencies	6,109
Net unrealized gain (loss)	$890,234
Net realized and unrealized gain (loss)	$662,487
Change in net assets from operations	$837,343
See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 12/31/17 (unaudited)	Year ended 6/30/17
From operations
Net investment income (loss)	$174,856	$237,485
Net realized gain (loss)	(227,747)	1,343,655
Net unrealized gain (loss)	890,234	(378,744)
Change in net assets from operations	$837,343	$1,202,396
Distributions declared to shareholders
From net investment income	$(188,877)	$—
From net realized gain	(81,018)	(409,000)
Total distributions declared to shareholders	$(269,895)	$(409,000)
Change in net assets from fund share transactions	$(1,072,541)	$(838,477)
Total change in net assets	$(505,093)	$(45,081)
Net assets
At beginning of period	22,594,204	22,639,285
At end of period (including undistributed net investment income of $43,294 and $57,315, respectively)	$22,089,111	$22,594,204

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 12/31/17		Year ended
Class A			6/30/17	6/30/16	6/30/15	6/30/14	6/30/13
	(unaudited)
Net asset value, beginning of period	$9.35		$9.05	$9.63	$10.40	$9.38	$9.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.09	$0.06	$0.04	$0.09	$0.08
Net realized and unrealized gain (loss)	0.29		0.37	(0.22)	(0.31)	0.99	0.29
Total from investment operations	$0.36		$0.46	$(0.16)	$(0.27)	$1.08	$0.37
Less distributions declared to shareholders
From net investment income	$(0.08)		$—	$—	$(0.12)	$(0.06)	$—
From net realized gain	(0.04)		(0.16)	(0.42)	(0.38)	—	—
Total distributions declared to shareholders	$(0.12)		$(0.16)	$(0.42)	$(0.50)	$(0.06)	$—
Net asset value, end of period (x)	$9.59		$9.35	$9.05	$9.63	$10.40	$9.38
Total return (%) (r)(s)(t)(x)	3.76	(n)	5.23	(1.42)	(2.56)	11.48	4.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.63	(a)	2.65	2.54	2.35	2.04	2.07
Expenses after expense reductions (f)(h)	1.33	(a)	1.33	1.29	1.27	1.27	1.27
Net investment income (loss)	1.37	(a)	0.94	0.65	0.44	0.89	0.78
Portfolio turnover	13	(n)	30	54	39	47	48
Net assets at end of period (000 omitted)	$3,412		$4,035	$5,558	$6,654	$7,469	$5,181
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)(h)	N/A		N/A	N/A	N/A	1.27	1.27

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/17		Year ended
Class B			6/30/17	6/30/16	6/30/15	6/30/14	6/30/13
	(unaudited)
Net asset value, beginning of period	$9.03		$8.81	$9.46	$10.26	$9.28	$8.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.02	$(0.01)	$(0.03)	$0.01	$0.01
Net realized and unrealized gain (loss)	0.28		0.36	(0.22)	(0.31)	0.98	0.29
Total from investment operations	$0.31		$0.38	$(0.23)	$(0.34)	$0.99	$0.30
Less distributions declared to shareholders
From net investment income	$(0.04)		$—	$—	$(0.08)	$(0.01)	$—
From net realized gain on investments	(0.04)		(0.16)	(0.42)	(0.38)	—	—
Total distributions declared to shareholders	$(0.08)		$(0.16)	$(0.42)	$(0.46)	$(0.01)	$—
Net asset value, end of period (x)	$9.26		$9.03	$8.81	$9.46	$10.26	$9.28
Total return (%) (r)(s)(t)(x)	3.42	(n)	4.46	(2.20)	(3.29)	10.63	3.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.38	(a)	3.40	3.29	3.11	2.79	2.81
Expenses after expense reductions (f)(h)	2.08	(a)	2.08	2.04	2.02	2.02	2.02
Net investment income (loss)	0.67	(a)	0.21	(0.10)	(0.30)	0.14	0.06
Portfolio turnover	13	(n)	30	54	39	47	48
Net assets at end of period (000 omitted)	$499		$578	$708	$899	$933	$625
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)(h)	N/A		N/A	N/A	N/A	2.02	2.02

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/17		Year ended
Class C			6/30/17	6/30/16	6/30/15	6/30/14	6/30/13
	(unaudited)
Net asset value, beginning of period	$9.03		$8.81	$9.45	$10.25	$9.27	$8.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.02	$(0.01)	$(0.03)	$0.01	$0.00	(w)
Net realized and unrealized gain (loss)	0.28		0.36	(0.21)	(0.31)	0.98	0.30
Total from investment operations	$0.31		$0.38	$(0.22)	$(0.34)	$0.99	$0.30
Less distributions declared to shareholders
From net investment income	$(0.05)		$—	$—	$(0.08)	$(0.01)	$—
From net realized gain	(0.04)		(0.16)	(0.42)	(0.38)	—	—
Total distributions declared to shareholders	$(0.09)		$(0.16)	$(0.42)	$(0.46)	$(0.01)	$—
Net asset value, end of period (x)	$9.25		$9.03	$8.81	$9.45	$10.25	$9.27
Total return (%) (r)(s)(t)(x)	3.36	(n)	4.46	(2.09)	(3.29)	10.63	3.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.38	(a)	3.40	3.29	3.10	2.79	2.82
Expenses after expense reductions (f)(h)	2.08	(a)	2.08	2.04	2.02	2.02	2.02
Net investment income (loss)	0.62	(a)	0.18	(0.10)	(0.31)	0.12	0.03
Portfolio turnover	13	(n)	30	54	39	47	48
Net assets at end of period (000 omitted)	$1,098		$1,253	$1,538	$2,105	$2,393	$2,253
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)(h)	N/A		N/A	N/A	N/A	2.02	2.02

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/17		Year ended
Class I			6/30/17	6/30/16	6/30/15	6/30/14	6/30/13
	(unaudited)
Net asset value, beginning of period	$9.45		$9.12	$9.67	$10.43	$9.42	$9.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.11	$0.08	$0.07	$0.11	$0.10
Net realized and unrealized gain (loss)	0.29		0.38	(0.21)	(0.32)	0.99	0.30
Total from investment operations	$0.37		$0.49	$(0.13)	$(0.25)	$1.10	$0.40
Less distributions declared to shareholders
From net investment income	$(0.09)		$—	$—	$(0.13)	$(0.09)	$—
From net realized gain	(0.04)		(0.16)	(0.42)	(0.38)	—	—
Total distributions declared to shareholders	$(0.13)		$(0.16)	$(0.42)	$(0.51)	$(0.09)	$—
Net asset value, end of period (x)	$9.69		$9.45	$9.12	$9.67	$10.43	$9.42
Total return (%) (r)(s)(x)	3.87	(n)	5.52	(1.09)	(2.32)	11.68	4.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.38	(a)	2.40	2.28	2.10	1.79	1.81
Expenses after expense reductions (f)(h)	1.08	(a)	1.08	1.04	1.02	1.02	1.02
Net investment income (loss)	1.68	(a)	1.20	0.91	0.69	1.11	1.04
Portfolio turnover	13	(n)	30	54	39	47	48
Net assets at end of period (000 omitted)	$13,998		$14,506	$12,847	$15,889	$19,534	$21,760
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)(h)	N/A		N/A	N/A	N/A	1.02	1.02

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/17		Year ended
Class R1			6/30/17	6/30/16		6/30/15	6/30/14		6/30/13
	(unaudited)
Net asset value, beginning of period	$9.06		$8.84	$9.48		$10.28	$9.30		$9.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.02	$(0.00	)(w)	$(0.03)	$0.01		$0.00	(w)
Net realized and unrealized gain (loss)	0.28		0.36	(0.22)		(0.31)	0.97		0.30
Total from investment operations	$0.31		$0.38	$(0.22)		$(0.34)	$0.98		$0.30
Less distributions declared to shareholders
From net investment income	$(0.05)		$—	$—		$(0.08)	$(0.00	)(w)	$—
From net realized gain	(0.04)		(0.16)	(0.42)		(0.38)	—		—
Total distributions declared to shareholders	$(0.09)		$(0.16)	$(0.42)		$(0.46)	$(0.00	)(w)	$—
Net asset value, end of period (x)	$9.28		$9.06	$8.84		$9.48	$10.28		$9.30
Total return (%) (r)(s)(x)	3.36	(n)	4.44	(2.09)		(3.28)	10.59		3.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.38	(a)	3.40	3.26		3.10	2.79		2.81
Expenses after expense reductions (f)(h)	2.08	(a)	2.08	2.04		2.02	2.02		2.02
Net investment income (loss)	0.71	(a)	0.20	(0.01)		(0.31)	0.12		0.04
Portfolio turnover	13	(n)	30	54		39	47		48
Net assets at end of period (000 omitted)	$75		$71	$66		$101	$105		$95
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)(h)	N/A		N/A	N/A		N/A	2.02		2.02

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/17		Year ended
Class R2			6/30/17	6/30/16	6/30/15	6/30/14	6/30/13
	(unaudited)
Net asset value, beginning of period	$9.27		$8.99	$9.59	$10.38	$9.36	$9.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.06	$0.04	$0.02	$0.06	$0.05
Net realized and unrealized gain (loss)	0.27		0.38	(0.22)	(0.33)	0.99	0.30
Total from investment operations	$0.33		$0.44	$(0.18)	$(0.31)	$1.05	$0.35
Less distributions declared to shareholders
From net investment income	$(0.06)		$—	$—	$(0.10)	$(0.03)	$—
From net realized gain	(0.04)		(0.16)	(0.42)	(0.38)	—	—
Total distributions declared to shareholders	$(0.10)		$(0.16)	$(0.42)	$(0.48)	$(0.03)	$—
Net asset value, end of period (x)	$9.50		$9.27	$8.99	$9.59	$10.38	$9.36
Total return (%) (r)(s)(x)	3.56	(n)	5.04	(1.64)	(2.89)	11.19	3.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.88	(a)	2.89	2.77	2.61	2.29	2.32
Expenses after expense reductions (f)(h)	1.58	(a)	1.58	1.54	1.52	1.52	1.52
Net investment income (loss)	1.21	(a)	0.70	0.47	0.19	0.63	0.55
Portfolio turnover	13	(n)	30	54	39	47	48
Net assets at end of period (000 omitted)	$63		$60	$56	$109	$110	$102
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)(h)	N/A		N/A	N/A	N/A	1.52	1.52

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/17		Year ended
Class R3			6/30/17	6/30/16	6/30/15	6/30/14	6/30/13
	(unaudited)
Net asset value, beginning of period	$9.34		$9.04	$9.61	$10.38	$9.39	$9.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.09	$0.06	$0.04	$0.09	$0.08
Net realized and unrealized gain (loss)	0.29		0.37	(0.21)	(0.31)	0.97	0.29
Total from investment operations	$0.36		$0.46	$(0.15)	$(0.27)	$1.06	$0.37
Less distributions declared to shareholders
From net investment income	$(0.08)		$—	$—	$(0.12)	$(0.07)	$—
From net realized gain	(0.04)		(0.16)	(0.42)	(0.38)	—	—
Total distributions declared to shareholders	$(0.12)		$(0.16)	$(0.42)	$(0.50)	$(0.07)	$—
Net asset value, end of period (x)	$9.58		$9.34	$9.04	$9.61	$10.38	$9.39
Total return (%) (r)(s)(x)	3.78	(n)	5.24	(1.31)	(2.56)	11.33	4.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.63	(a)	2.65	2.54	2.36	2.04	2.07
Expenses after expense reductions (f)(h)	1.33	(a)	1.33	1.29	1.27	1.27	1.27
Net investment income (loss)	1.47	(a)	0.94	0.65	0.44	0.91	0.79
Portfolio turnover	13	(n)	30	54	39	47	48
Net assets at end of period (000 omitted)	$1,486		$1,359	$1,233	$1,387	$1,332	$100
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)(h)	N/A		N/A	N/A	N/A	1.27	1.27

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/17		Year ended
Class R4			6/30/17	6/30/16	6/30/15	6/30/14	6/30/13
	(unaudited)
Net asset value, beginning of period	$9.45		$9.12	$9.67	$10.43	$9.42	$9.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.11	$0.09	$0.07	$0.11	$0.10
Net realized and unrealized gain (loss)	0.28		0.38	(0.22)	(0.32)	0.99	0.30
Total from investment operations	$0.36		$0.49	$(0.13)	$(0.25)	$1.10	$0.40
Less distributions declared to shareholders
From net investment income	$(0.09)		$—	$—	$(0.13)	$(0.09)	$—
From net realized gain	(0.04)		(0.16)	(0.42)	(0.38)	—	—
Total distributions declared to shareholders	$(0.13)		$(0.16)	$(0.42)	$(0.51)	$(0.09)	$—
Net asset value, end of period (x)	$9.68		$9.45	$9.12	$9.67	$10.43	$9.42
Total return (%) (r)(s)(x)	3.76	(n)	5.52	(1.09)	(2.32)	11.68	4.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.38	(a)	2.39	2.27	2.10	1.79	1.82
Expenses after expense reductions (f)(h)	1.08	(a)	1.08	1.04	1.02	1.02	1.02
Net investment income (loss)	1.70	(a)	1.20	0.98	0.69	1.12	1.04
Portfolio turnover	13	(n)	30	54	39	47	48
Net assets at end of period (000 omitted)	$57		$55	$52	$106	$108	$97
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)(h)	N/A		N/A	N/A	N/A	1.02	1.02

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/17		Year ended
Class R6			6/30/17	6/30/16	6/30/15	6/30/14	6/30/13 (i)
	(unaudited)
Net asset value, beginning of period	$9.46		$9.13	$9.68	$10.43	$9.42	$9.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.12	$0.08	$0.07	$0.11	$0.07
Net realized and unrealized gain (loss)	0.28		0.37	(0.21)	(0.31)	0.99	(0.18	)(g)
Total from investment operations	$0.37		$0.49	$(0.13)	$(0.24)	$1.10	$(0.11)
Less distributions declared to shareholders
From net investment income	$(0.09)		$—	$—	$(0.13)	$(0.09)	$—
From net realized gain	(0.04)		(0.16)	(0.42)	(0.38)	—	—
Total distributions declared to shareholders	$(0.13)		$(0.16)	$(0.42)	$(0.51)	$(0.09)	$—
Net asset value, end of period (x)	$9.70		$9.46	$9.13	$9.68	$10.43	$9.42
Total return (%) (r)(s)(x)	3.88	(n)	5.52	(1.09)	(2.20)	11.73	(1.15	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.34	(a)	2.36	2.26	2.06	1.75	1.84	(a)
Expenses after expense reductions (f)(h)	1.04	(a)	1.04	1.00	0.98	0.99	1.00	(a)
Net investment income (loss)	1.76	(a)	1.26	0.86	0.74	1.15	1.11	(a)
Portfolio turnover	13	(n)	30	54	39	47	48
Net assets at end of period (000 omitted)	$1,402		$678	$581	$108	$110	$99
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)(h)	N/A		N/A	N/A	N/A	0.99	1.00	(a)

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of the fund’s shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, November 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Multi-Asset Fund (the fund) is a diversified series of MFS Series Trust XVI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industry, political, regulatory, geopolitical, and other conditions.

In October 2016, the Securities and Exchange Commission (SEC) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The fund has adopted the Rule’s Regulation S-X amendments and believes that the fund’s financial statements are in compliance with those amendments.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still

Notes to Financial Statements (unaudited) – continued

evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of

Notes to Financial Statements (unaudited) – continued

derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

Notes to Financial Statements (unaudited) – continued

such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of December 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,432,050	$—	$—	$4,432,050
Japan	417,590	—	—	417,590
Germany	130,788	263,555	—	394,343
France	353,216	—	—	353,216
United Kingdom	193,178	87,399	—	280,577
Hong Kong	158,673	—	—	158,673
Switzerland	137,415	—	—	137,415
Netherlands	132,360	—	—	132,360
Belgium	124,996	—	—	124,996
Other Countries	540,666	—	—	540,666
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	3,475,677	—	3,475,677
Non-U.S. Soverign Debt	—	2,368,603	—	2,368,603
U.S. Corporate Bonds	—	1,959,757	—	1,959,757
Residential Mortgage-Backed Securities	—	611,180	—	611,180
Commercial Mortgage-Backed Securities	—	123,481	—	123,481
Asset-Backed Securities (including CDOs)	—	55,008	—	55,008
Foreign Bonds	—	353,586	—	353,586
Floating Rate Loans	—	30,271	—	30,271
Mutual Funds	6,227,768	—	—	6,227,768
Total	$12,848,700	$9,328,517	$—	$22,177,217

Other Financial Instruments
Futures Contracts – Assets	$159,787	$—	$—	$159,787
Futures Contracts – Liabilities	(155,890)	—	—	(155,890)
Forward Foreign Currency Exchange Contracts – Assets	—	56,689	—	56,689
Forward Foreign Currency Exchange Contracts – Liabilities	—	(285,886)	—	(285,886)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 1 investments presented above, equity investments amounting to $1,221,078 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

Notes to Financial Statements (unaudited) – continued

The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$46,531	$(39,390)
Foreign Exchange	Forward Foreign Currency Exchange	56,689	(285,886)
Equity	Equity Futures	113,256	(116,500)
Total		$216,476	$(441,776)

(a)	Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended December 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unafilliated Issuers (Purchased Options)
Interest Rate	$106,881	$—	$(1,176)
Foreign Exchange	—	(239,688)	—
Equity	(158,573)	—	—
Total	$(51,692)	$(239,688)	$(1,176)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended December 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(31,151)	$—
Foreign Exchange	—	58,561
Equity	(7,486)	—
Total	$(38,637)	$58,561

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one

Notes to Financial Statements (unaudited) – continued

net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives, respectively. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of December 31, 2017:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$5,315	$(1,018)
Forward Foreign Currency Exchange Contracts	56,689	(285,886)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$62,004	$(286,904)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	9,098	(2,574)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$52,906	$(284,330)

(a)	The amount presented here represents the fund’s current day net variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at December 31, 2017:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$1,177	$(320)	$—	$—	$857
Citibank N.A.	37	(37)	—	—	—
Deutsche Bank AG	3,864	(3,864)	—	—	—
Goldman Sachs International	19,644	(19,644)	—	—	—
JPMorgan Chase Bank N.A.	24,263	(24,263)	—	—	—
Merrill Lynch International	3,921	—	—	—	3,921
Total	$52,906	$(48,128)	$—	$—	$4,778

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at December 31, 2017:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(320)	$320	$—	$—	$—
Citibank N.A.	(1,411)	37	—	—	(1,374)
Deutsche Bank AG	(7,204)	3,864	—	—	(3,340)
Goldman Sachs International	(154,450)	19,644	—	—	(134,806)
JPMorgan Chase Bank N.A.	(115,316)	24,263	—	—	(91,053)
Morgan Stanley Capital Services, Inc.	(5,629)	—	—	—	(5,629)
Total	$(284,330)	$48,128	$—	$—	$(236,202)

Notes to Financial Statements (unaudited) – continued

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the

Notes to Financial Statements (unaudited) – continued

fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At December 31, 2017, the fund had no short sales outstanding.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,

Notes to Financial Statements (unaudited) – continued

the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order

Notes to Financial Statements (unaudited) – continued

to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 6/30/17
Ordinary income (including any short-term capital gains)	$14,545
Long-term capital gains	394,455
Total distributions	$409,000

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/17
Cost of investments	$22,448,200
Gross appreciation	738,580
Gross depreciation	(1,009,563)
Net unrealized appreciation (depreciation)	$(270,983)

As of 6/30/17
Undistributed ordinary income	138,379
Post-October capital loss deferral	(138,753)
Other temporary differences	43,128
Net unrealized appreciation (depreciation)	(1,138,125)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will

Notes to Financial Statements (unaudited) – continued

convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 12/31/17	Year ended 6/30/17	Six months ended 12/31/17	Year ended 6/30/17
Class A	$27,490	$—	$12,787	$91,221
Class B	2,286	—	1,904	12,153
Class C	5,549	—	4,186	26,384
Class I	127,394	—	50,924	241,605
Class R1	383	—	284	1,242
Class R2	421	—	234	1,032
Class R3	11,579	—	5,401	22,628
Class R4	516	—	207	927
Class R6	13,259	—	5,091	11,808
Total	$188,877	$—	$81,018	$409,000

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets, excluding net assets invested in MFS Commodity Strategy Fund and the MFS Global Real Estate Fund:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended December 31, 2017, this management fee reduction amounted to $947, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended December 31, 2017 was equivalent to an annual effective rate of 0.71% of the fund’s average daily net assets which equates to 0.89% of the fund’s average daily net assets excluding the average daily net assets invested in the MFS Commodity Strategy Fund and the MFS Global Real Estate Fund.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles and interest expense on cash collateral held at brokers), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.27%	2.02%	2.02%	1.02%	2.02%	1.52%	1.27%	1.02%	1.01%

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2018. For the six months ended December 31, 2017, this reduction amounted to $147,156, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $429 for the six months ended December 31, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$4,831
Class B	0.75%	0.25%	1.00%	1.00%	2,975
Class C	0.75%	0.25%	1.00%	1.00%	5,789
Class R1	0.75%	0.25%	1.00%	1.00%	368
Class R2	0.25%	0.25%	0.50%	0.50%	156
Class R3	—	0.25%	0.25%	0.25%	1,780
Total Distribution and Service Fees					$15,899

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended December 31, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended December 31, 2017, this rebate amounted to $61 for Class A, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended December 31, 2017, were as follows:

Amount
Class A	$4
Class B	871
Class C	32

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended December 31, 2017, the fee was $1,873, which equated to 0.0164% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended December 31, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $6,251.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended December 31, 2017 was equivalent to an annual effective rate of 0.0775% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended December 31, 2017, the fee paid by the fund under this agreement was $19 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

At December 31, 2017, MFS held approximately 95%, 75%, 89%, and 100% of the outstanding shares of Class I, Class R1, Class R2, and Class R4, respectively.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended December 31, 2017, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$355,713	$488,127
Non-U.S. Government securities	$2,331,337	$3,107,322

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 12/31/17		Year ended 6/30/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	22,423	$213,656	103,003	$934,862
Class B	4,698	43,176	6,836	60,861
Class C	1,614	14,871	24,064	212,677
Class I	3,355	32,516	167,727	1,549,401
Class R1	98	899	202	1,800
Class R2	60	565	155	1,410
Class R3	9,681	92,317	22,703	205,758
Class R6	92,726	887,471	14,355	133,313
	134,655	$1,285,471	339,045	$3,100,082

Shares issued to shareholders in reinvestment of distributions
Class A	4,051	$38,696	10,057	$88,402
Class B	402	3,710	1,194	10,172
Class C	950	8,756	2,793	23,795
Class I	18,408	177,413	27,030	239,759
Class R1	72	667	145	1,242
Class R2	69	655	118	1,032
Class R3	1,781	16,980	2,577	22,628
Class R4	75	723	105	927
Class R6	1,129	10,904	104	927
	26,937	$258,504	44,123	$388,884

Shares reacquired
Class A	(102,026)	$(975,216)	(295,804)	$(2,713,100)
Class B	(15,196)	(140,637)	(24,426)	(217,692)
Class C	(22,576)	(206,857)	(62,701)	(554,366)
Class I	(111,955)	(1,072,712)	(68,549)	(632,939)
Class R1	(4)	(34)	(7)	(65)
Class R2	(1)	(8)	(45)	(418)
Class R3	(1,739)	(16,590)	(16,261)	(148,243)
Class R6	(20,996)	(204,462)	(6,488)	(60,620)
	(274,493)	$(2,616,516)	(474,281)	$(4,327,443)

Notes to Financial Statements (unaudited) – continued

	Six months ended 12/31/17		Year ended 6/30/17
	Shares	Amount	Shares	Amount
Net change
Class A	(75,552)	$(722,864)	(182,744)	$(1,689,836)
Class B	(10,096)	(93,751)	(16,396)	(146,659)
Class C	(20,012)	(183,230)	(35,844)	(317,894)
Class I	(90,192)	(862,783)	126,208	1,156,221
Class R1	166	1,532	340	2,977
Class R2	128	1,212	228	2,024
Class R3	9,723	92,707	9,019	80,143
Class R4	75	723	105	927
Class R6	72,859	693,913	7,971	73,620
	(112,901)	$(1,072,541)	(91,113)	$(838,477)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended December 31, 2017, the fund’s commitment fee and interest expense were $67 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund		546,548	73,515	(41,176)	578,887
MFS Global Real Estate Fund		75,889	4,417	(5,049)	75,257
MFS Institutional Money Market Portfolio		2,082,653	2,678,777	(3,177,533)	1,583,897

Affilated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(141,159)	$1,276,334	$—	$106,687	$3,461,742
MFS Global Real Estate Fund	5,204	(919,170)	14,770	34,197	1,182,287
MFS Institutional Money Market Portfolio	(53)	(112)	—	9,882	1,583,739
	$(136,008)	$357,052	$14,770	$150,766	$6,227,768

(8) Subsequent Event

On December 5, 2017, the Board of Trustees approved the liquidation of the fund on or about March 29, 2018. After December 22, 2017, the fund was closed to all purchases except by existing investors and distribution reinvestment or other automatic investment plan programs. After March 22, 2018, the fund will be closed to all investment. MFS may authorize exceptions to this closure on a case-by-case basis.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median. The Trustees also considered that

Board Review of Investment Advisory Agreement – continued

certain net assets of the Fund invested in underlying MFS Funds (the “Underlying Funds”) are excluded for purposes of calculating the Fund’s management fee.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund or the Underlying Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XVI

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: February 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: February 15, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 15, 2018

*	Print name and title of each signing officer under his or her signature.